Financial risk management - Summary Of Undiscounted Cash Flow (Detail) - PEN (S/) S/ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		S/ 101,924,307	S/ 99,294,274
Derivative financial assets held for trading	[1]	108,530	72,746
Derivative financial liabilities held for trading	[1]	68,814	87,101
Derivative financial assets held for hedging		12,348	70,455
Derivative financial liabilities held for hedging		(138,270)	(15,187)
Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		56,299,643	54,168,966
Inter-bank funds [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		55,019
Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		9,148,438	9,771,630
Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		6,291,488	6,723,897
Due from customers on acceptances [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		51,332	9,163
Insurance and reinsurance contract liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		25,906,302	24,534,952
Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		4,172,085	4,085,666
Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		2,947,304	4,953,203
Derivative financial liabilities held for trading		2,950,324	4,982,853
Total		(3,020)	(29,650)
Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		1,394,519	1,732,135
Derivative financial liabilities held for hedging		1,563,242	1,703,500
Total		(168,723)	28,635
Up to 1 month [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		44,279,349	44,239,715
Up to 1 month [member] | Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		41,664,775	39,797,251
Up to 1 month [member] | Inter-bank funds [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		55,019
Up to 1 month [member] | Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,092,767	1,949,333
Up to 1 month [member] | Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		41,403	70,454
Up to 1 month [member] | Due from customers on acceptances [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		17,717	4,691
Up to 1 month [member] | Insurance and reinsurance contract liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		133,500	116,089
Up to 1 month [member] | Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,274,168	2,301,897
Up to 1 month [member] | Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		653,321	1,637,115
Derivative financial liabilities held for trading		632,958	1,605,814
Total		20,363	31,301
Up to 1 month [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial liabilities held for hedging			1,690
Total			(1,690)
From 1 to 3 months [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		8,043,458	6,550,211
From 1 to 3 months [member] | Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		6,430,086	5,412,063
From 1 to 3 months [member] | Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,166,490	792,039
From 1 to 3 months [member] | Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,937	2,943
From 1 to 3 months [member] | Due from customers on acceptances [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		31,889	4,472
From 1 to 3 months [member] | Insurance and reinsurance contract liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		258,161	222,826
From 1 to 3 months [member] | Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		153,895	115,868
From 1 to 3 months [member] | Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		522,073	880,914
Derivative financial liabilities held for trading		543,862	1,088,989
Total		(21,789)	(208,075)
From 1 to 3 months [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		6,606	86,992
Derivative financial liabilities held for hedging		8,036	78,266
Total		(1,430)	8,726
From 3 to 12 months [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		11,436,668	10,321,682
From 3 to 12 months [member] | Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		5,688,525	6,777,915
From 3 to 12 months [member] | Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,177,827	733,189
From 3 to 12 months [member] | Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,074,773	1,652,261
From 3 to 12 months [member] | Due from customers on acceptances [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,726
From 3 to 12 months [member] | Insurance and reinsurance contract liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,153,588	1,007,404
From 3 to 12 months [member] | Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		340,229	150,913
From 3 to 12 months [member] | Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		925,197	1,123,569
Derivative financial liabilities held for trading		849,053	962,496
Total		76,144	161,073
From 3 to 12 months [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		1,040,782	414,593
Derivative financial liabilities held for hedging		1,170,242	450,019
Total		(129,460)	(35,426)
From 1 to 5 years [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		12,774,533	13,184,377
From 1 to 5 years [member] | Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,388,051	925,035
From 1 to 5 years [member] | Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,082,178	2,465,292
From 1 to 5 years [member] | Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		3,832,413	4,665,178
From 1 to 5 years [member] | Insurance and reinsurance contract liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		6,277,806	4,994,624
From 1 to 5 years [member] | Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		194,085	134,248
From 1 to 5 years [member] | Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		594,077	1,134,788
Derivative financial liabilities held for trading		624,174	1,145,555
Total		(30,097)	(10,767)
From 1 to 5 years [member] | Assets held to hedge liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for hedging		347,131	1,230,550
Derivative financial liabilities held for hedging		384,964	1,173,525
Total		(37,833)	57,025
More than 5 years [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		25,390,299	24,998,289
More than 5 years [member] | Deposits and obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		1,128,206	1,256,702
More than 5 years [member] | Due to banks and correspondents [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		3,629,176	3,831,777
More than 5 years [member] | Bonds, notes and other obligations [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		339,962	333,061
More than 5 years [member] | Insurance and reinsurance contract liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		18,083,247	18,194,009
More than 5 years [member] | Other accounts payable, provisions and other liabilities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Non-derivative financial liabilities		2,209,708	1,382,740
More than 5 years [member] | Assets held for trading liabilities arising from financing activities [member]
Disclosure Of Maturity Analysis Of Undiscounted Cash Flows Payables [Line Items]
Derivative financial assets held for trading		252,636	176,817
Derivative financial liabilities held for trading		300,277	179,999
Total		S/ (47,641)	S/ (3,182)

[1]	During the years 2025, 2024 and 2023, the Group recognized net gains for S/58,127,000, net losses for S/13,793,000 and net gains for S/68,315,000 , respectively, as a result of the valuation of derivative financial instruments held for trading, which were recorded in the caption “Net gain from financial assets at fair value through profit or loss” in the consolidated statement of income.